Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We have implemented robust processes for assessing, identifying, and managing material risks from cybersecurity threats and monitoring the prevention, detection, mitigation, and remediation of material cybersecurity incident. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We have established a dynamic and multi-layered cybersecurity defense system to effectively mitigate both internal and external cybersecurity threats. This comprehensive system spans multiple security domains, including network, host, and application layers. It integrates a range of security capabilities such as threat defense, continuous monitoring, in-depth analysis, and rapid response. Our approach to managing cybersecurity risks and safeguarding sensitive data is multi-faceted, involving technological safeguards, procedural protocols, a rigorous program of surveillance on our corporate network and the connections with any third-party service providers, ongoing internal and external evaluations of our security measures implemented towards internal and external resources, a solid incident response framework, and regular cybersecurity training sessions for our employees. Our cybersecurity department is actively engaged in continuous monitoring of our applications, platforms, and infrastructure to ensure prompt identification and response to potential issues, including emerging cybersecurity threats.

We do not engage any third parties in connection with the processes for assessing, identifying, and managing material risks from cybersecurity threats. As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations, or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

We have implemented robust processes for assessing, identifying, and managing material risks from cybersecurity threats and monitoring the prevention, detection, mitigation, and remediation of material cybersecurity incident. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our nominating and corporate governance committee of our board of directors is responsible for overseeing our company’s cybersecurity risk management and be informed on risks from cybersecurity threats. Our nominating and corporate governance committee will review, approve, and maintain oversight of the disclosure (i) on Form 6-K for material cybersecurity incidents (if any) and (ii) relating to cybersecurity matters in the periodic reports (including annual report on Form 20-F) of our company.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	nominating and corporate governance committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our nominating and corporate governance committee of our board of directors is responsible for overseeing our company’s cybersecurity risk management and be informed on risks from cybersecurity threats. Our nominating and corporate governance committee will review, approve, and maintain oversight of the disclosure (i) on Form 6-K for material cybersecurity incidents (if any) and (ii) relating to cybersecurity matters in the periodic reports (including annual report on Form 20-F) of our company.
Cybersecurity Risk Role of Management [Text Block]	In addition, on the management level, we have established a disclosure committee and designated specific personnel, including certain executive officers and the person in charge of our cybersecurity matters who has experience in dealing with confidentiality-related cybersecurity issues, to oversee and manage cybersecurity related matters and formulate policies as necessary. Pursuant to the internal controls and procedures in connection with cybersecurity, our disclosure committee reports to our board of directors will assess from time to time regarding its assessment, identification, and management on material risks from cybersecurity threats happened in the ordinary course of our business operations. If a cybersecurity incident occurs, our disclosure committee will immediately organize relevant personnel for internal assessment and, depending on the situation, seek the opinions of external experts and legal advisors. If it is determined that the incident could potentially be a material cybersecurity event, our disclosure committee will immediately report the investigation and assessment results to our board of directors within two/three business days and our board of directors will decide on the relevant response measures and whether any disclosure is necessary. If such disclosure is determined to be necessary, our disclosure committee will promptly prepare disclosure material for review and approval by our board of directors before it is disseminated to the public
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	disclosure committee and designated specific personnel
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	we have established a disclosure committee and designated specific personnel, including certain executive officers and the person in charge of our cybersecurity matters who has experience in dealing with confidentiality-related cybersecurity issues, to oversee and manage cybersecurity related matters and formulate policies as necessary.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Pursuant to the internal controls and procedures in connection with cybersecurity, our disclosure committee reports to our board of directors will assess from time to time regarding its assessment, identification, and management on material risks from cybersecurity threats happened in the ordinary course of our business operations. If a cybersecurity incident occurs, our disclosure committee will immediately organize relevant personnel for internal assessment and, depending on the situation, seek the opinions of external experts and legal advisors. If it is determined that the incident could potentially be a material cybersecurity event, our disclosure committee will immediately report the investigation and assessment results to our board of directors within two/three business days and our board of directors will decide on the relevant response measures and whether any disclosure is necessary. If such disclosure is determined to be necessary, our disclosure committee will promptly prepare disclosure material for review and approval by our board of directors before it is disseminated to the public
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true